Declaration of Management, Basis of Preparation and Presentation of The Financial Statements	12 Months Ended
Dec. 31, 2022
Basis for preparation and presentation of the financial statements [Abstract]
DECLARATION OF MANAGEMENT, BASIS FOR PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	DECLARATION OF MANAGEMENT, BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements have been prepared using the Brazilian real (“R$”) as the functional and presentation currency, and are expressed in thousands of reais, unless otherwise indicated.
The preparation of the Company's consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities. However, the uncertainty related to these judgments, assumptions and estimates can lead to results that require a significant adjustment to the carrying amount of certain assets and liabilities in future years.
The Company reviews its judgments, estimates, and assumptions on an ongoing basis. When preparing these consolidated financial statements, Management used the following disclosure criteria: (i) regulatory requirements; (ii) relevance and specificity of the information on the Company's operations to users; (iii) informational needs of users of the consolidated financial statements; and (iv) information from other entities participating in the passenger air transport market.
Management confirms that all relevant information specific to the consolidated financial statements, and only such information, is presented and corresponds to that used by Management when carrying out its business management activities.
In order to ensure a better presentation and comparability with industry practices, in 2022, certain items that by nature are considered airport related fees that were included in “Accounts payable” and “Government installment payment program” were reclassified to “Airport fees”. In addition, the remaining balance of “Government installment payment program” related to taxes was reclassified to the “Taxes payable”, (note 23). Such reclassifications were retrospectively adjusted for the prior year as follows:

	December 31, 2021
Liabilities and equity	As reported	Reclassifications	As reclassified

Current liabilities
Accounts payable	1,771,663	(241,183)	1,530,480
Airport fees	217,863	288,475	506,338
Taxes payable	127,685	22,399	150,084
Government installment payment program	69,691	(69,691)	—
Total	2,186,902	—	2,186,902

Non-current liabilities
Accounts payable	563,502	(221,302)	342,200
Airport fees	—	472,364	472,364
Taxes payable	—	101,046	101,046
Government installment payment program	352,108	(352,108)	—
Total	915,610	—	915,610
The consolidated financial statements have been prepared based on the historical cost, except for the following material items recognized in the statements of financial position:
At fair value:
•Short-term investments classified as cash and cash equivalents;
•Short-term investments mainly comprised of TAP Bond;
•Derivative financial instruments; and
•Debenture conversion right.
2.1    Approval and authorization for issue of the consolidated financial statements
The approval and authorization for issue of these consolidated financial statements occurred at the Board of Directors’ meeting held on April 19, 2023.